Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000012098
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Growth ETF
Trading Symbol	ILCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Growth ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Growth ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 14.99%.

  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Large-Mid Cap Broad Growth IndexSM returned 15.03%.

What contributed to performance?

The information technology sector was the largest contributor to the Fund’s return during the reporting period. Within the technology hardware and equipment segment, an innovative multinational technology company gained due to its consistently strong brand recognition and a robust ecosystem of its products and services. Software and services stocks advanced, as application software and systems software names benefited from growing demand for integrated platforms that combine cybersecurity, artificial intelligence (“AI”), and cloud capabilities to address evolving business needs. Semiconductor firms were also positive, as firms increased their AI outlays and data center spending. In the consumer discretionary sector, an electric vehicle maker benefited from the possible deregulation of autonomous driving, and as investors remained optimistic about the company’s long-term growth plans. Within the financials sector, firms that provide transaction and payment processing services were supported by strong consumer spending and increased payment volume in digital transactions.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Morningstar US Market Index	Morningstar® US Large-Mid Cap Broad Growth Index℠
May 15	$10,181	$10,137	$10,183
Jun 15	$10,069	$9,955	$10,074
Jul 15	$10,492	$10,133	$10,500
Aug 15	$9,796	$9,524	$9,803
Sep 15	$9,536	$9,256	$9,545
Oct 15	$10,476	$9,992	$10,489
Nov 15	$10,513	$10,038	$10,529
Dec 15	$10,255	$9,842	$10,272
Jan 16	$9,624	$9,300	$9,641
Feb 16	$9,479	$9,296	$9,496
Mar 16	$10,112	$9,948	$10,132
Apr 16	$9,956	$10,003	$9,978
May 16	$10,236	$10,186	$10,261
Jun 16	$10,047	$10,207	$10,073
Jul 16	$10,543	$10,608	$10,573
Aug 16	$10,449	$10,631	$10,481
Sep 16	$10,455	$10,641	$10,489
Oct 16	$10,207	$10,420	$10,241
Nov 16	$10,318	$10,860	$10,354
Dec 16	$10,417	$11,066	$10,456
Jan 17	$10,807	$11,287	$10,850
Feb 17	$11,219	$11,712	$11,267
Mar 17	$11,363	$11,720	$11,414
Apr 17	$11,763	$11,843	$11,819
May 17	$12,121	$11,982	$12,182
Jun 17	$12,043	$12,080	$12,106
Jul 17	$12,483	$12,314	$12,552
Aug 17	$12,600	$12,343	$12,671
Sep 17	$12,714	$12,626	$12,785
Oct 17	$13,152	$12,910	$13,248
Nov 17	$13,470	$13,305	$13,580
Dec 17	$13,605	$13,443	$13,712
Jan 18	$14,863	$14,168	$15,051
Feb 18	$14,519	$13,645	$14,718
Mar 18	$14,195	$13,360	$14,394
Apr 18	$14,382	$13,402	$14,587
May 18	$14,939	$13,767	$15,154
Jun 18	$15,181	$13,856	$15,404
Jul 18	$15,477	$14,329	$15,708
Aug 18	$16,116	$14,822	$16,360
Sep 18	$16,257	$14,856	$16,506
Oct 18	$14,806	$13,776	$15,040
Nov 18	$15,145	$14,063	$15,391
Dec 18	$13,889	$12,764	$14,116
Jan 19	$15,160	$13,855	$15,411
Feb 19	$15,637	$14,339	$15,900
Mar 19	$16,066	$14,562	$16,340
Apr 19	$16,714	$15,147	$17,003
May 19	$15,814	$14,181	$16,089
Jun 19	$16,866	$15,173	$17,164
Jul 19	$17,110	$15,403	$17,416
Aug 19	$17,019	$15,107	$17,326
Sep 19	$16,842	$15,368	$17,149
Oct 19	$17,171	$15,695	$17,488
Nov 19	$17,923	$16,290	$18,258
Dec 19	$18,538	$16,749	$18,888
Jan 20	$19,182	$16,754	$19,550
Feb 20	$18,076	$15,382	$18,425
Mar 20	$16,392	$13,304	$16,713
Apr 20	$18,894	$15,062	$19,268
May 20	$20,218	$15,870	$20,622
Jun 20	$20,740	$16,229	$21,160
Jul 20	$22,275	$17,163	$22,730
Aug 20	$24,750	$18,403	$25,263
Sep 20	$23,593	$17,728	$24,087
Oct 20	$22,581	$17,336	$23,057
Nov 20	$25,022	$19,410	$25,556
Dec 20	$25,674	$20,250	$26,229
Jan 21	$25,477	$20,130	$26,031
Feb 21	$25,554	$20,732	$26,115
Mar 21	$25,526	$21,467	$26,089
Apr 21	$27,385	$22,601	$27,991
May 21	$26,973	$22,685	$27,571
Jun 21	$28,682	$23,263	$29,319
Jul 21	$29,625	$23,703	$30,286
Aug 21	$30,786	$24,388	$31,471
Sep 21	$29,066	$23,270	$29,717
Oct 21	$31,524	$24,852	$32,229
Nov 21	$31,382	$24,506	$32,085
Dec 21	$31,890	$25,471	$32,603
Jan 22	$28,897	$23,961	$29,545
Feb 22	$27,827	$23,344	$28,452
Mar 22	$28,867	$24,114	$29,516
Apr 22	$25,033	$21,939	$25,595
May 22	$24,365	$21,891	$24,913
Jun 22	$22,291	$20,051	$22,794
Jul 22	$25,183	$21,932	$25,752
Aug 22	$23,890	$21,091	$24,429
Sep 22	$21,509	$19,132	$21,995
Oct 22	$22,515	$20,681	$23,024
Nov 22	$23,607	$21,805	$24,142
Dec 22	$21,772	$20,522	$22,266
Jan 23	$23,651	$21,925	$24,187
Feb 23	$23,362	$21,418	$23,891
Mar 23	$24,815	$22,039	$25,376
Apr 23	$25,046	$22,284	$25,613
May 23	$26,082	$22,383	$26,672
Jun 23	$27,949	$23,912	$28,583
Jul 23	$28,730	$24,748	$29,382
Aug 23	$28,442	$24,301	$29,090
Sep 23	$26,811	$23,150	$27,421
Oct 23	$26,353	$22,565	$26,953
Nov 23	$29,309	$24,686	$29,971
Dec 23	$30,536	$25,947	$31,227
Jan 24	$31,250	$26,283	$31,958
Feb 24	$33,490	$27,708	$34,251
Mar 24	$34,093	$28,603	$34,869
Apr 24	$32,648	$27,374	$33,392
May 24	$34,649	$28,667	$35,440
Jun 24	$36,797	$29,598	$37,639
Jul 24	$36,206	$30,067	$37,035
Aug 24	$36,982	$30,746	$37,831
Sep 24	$38,039	$31,392	$38,914
Oct 24	$37,948	$31,161	$38,822
Nov 24	$40,770	$33,174	$41,711
Dec 24	$40,608	$32,198	$41,545
Jan 25	$41,636	$33,206	$42,598
Feb 25	$40,089	$32,622	$41,017
Mar 25	$36,755	$30,706	$37,606
Apr 25	$37,541	$30,526	$38,412

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	14.99%	14.72%	14.14%
Morningstar US Market Index...
	11.51	15.18	11.81
Morningstar® US Large-Mid Cap Broad Growth Index℠...
	15.03	14.80	14.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,296,449,928
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 940,582
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,296,449,928
Number of Portfolio Holdings...
380
Net Investment Advisory Fees...
$940,582
Portfolio Turnover Rate...
21%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
42.3%
Consumer Discretionary...
14.8
Communication Services...
11.9
Financials...
9.5
Industrials...
8.1
Health Care...
7.5
Consumer Staples...
2.0
Real Estate...
1.6
Materials...
1.2
Utilities...
0.6
Energy...
0.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
11.5%
NVIDIA Corp...
10.1
Amazon.com, Inc...
6.9
Apple, Inc...
5.5
Meta Platforms, Inc., Class A...
4.7
Tesla, Inc...
3.1
Eli Lilly & Co...
2.8
Visa, Inc., Class A...
2.3
Broadcom, Inc...
2.3
Alphabet, Inc., Class A...
2.2

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012101
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Mid-Cap ETF
Trading Symbol	IMCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Mid-Cap ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 7.20%.

  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Mid Cap IndexSM returned 7.24%.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. Software and services stocks benefited returns, as application software and systems software names were supported by growing demand for integrated platforms that combine cybersecurity, artificial intelligence (“AI”), and cloud capabilities to address evolving business needs. Within the financials sector, capital markets firms, including asset management and custody banks, investment banking and brokerage, and financial exchanges and data, contributed. These companies were supported by increased trading activity and solid investment banking revenues. Utilities stocks also contributed, driven primarily by a substantial rise in electricity demand. This increase in power consumption was largely fueled by the rapid expansion of data centers and the accelerated adoption of AI technologies, both of which require significant computational power and energy.

What detracted from performance?

Healthcare stocks weighed on the Fund’s performance during the reporting period. A combination of macroeconomic pressures and trade war threats weighed on biotechnology and life sciences firms. These firms were further pressured by political uncertainty surrounding policy changes from the new U.S. presidential administration.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Morningstar US Market Index	Morningstar® US Mid Cap Index℠
May 15	$10,219	$10,137	$10,220
Jun 15	$9,992	$9,955	$9,996
Jul 15	$10,066	$10,133	$10,071
Aug 15	$9,510	$9,524	$9,517
Sep 15	$9,149	$9,256	$9,157
Oct 15	$9,800	$9,992	$9,811
Nov 15	$9,851	$10,038	$9,863
Dec 15	$9,552	$9,842	$9,565
Jan 16	$8,935	$9,300	$8,946
Feb 16	$9,019	$9,296	$9,032
Mar 16	$9,745	$9,948	$9,762
Apr 16	$9,797	$10,003	$9,816
May 16	$10,029	$10,186	$10,050
Jun 16	$10,053	$10,207	$10,076
Jul 16	$10,550	$10,608	$10,578
Aug 16	$10,498	$10,631	$10,528
Sep 16	$10,442	$10,641	$10,473
Oct 16	$10,090	$10,420	$10,121
Nov 16	$10,572	$10,860	$10,607
Dec 16	$10,711	$11,066	$10,751
Jan 17	$10,961	$11,287	$11,003
Feb 17	$11,398	$11,712	$11,447
Mar 17	$11,379	$11,720	$11,428
Apr 17	$11,469	$11,843	$11,521
May 17	$11,542	$11,982	$11,597
Jun 17	$11,558	$12,080	$11,615
Jul 17	$11,709	$12,314	$11,770
Aug 17	$11,648	$12,343	$11,710
Sep 17	$12,015	$12,626	$12,081
Oct 17	$12,217	$12,910	$12,287
Nov 17	$12,670	$13,305	$12,747
Dec 17	$12,808	$13,443	$12,889
Jan 18	$13,234	$14,168	$13,321
Feb 18	$12,624	$13,645	$12,708
Mar 18	$12,540	$13,360	$12,626
Apr 18	$12,470	$13,402	$12,558
May 18	$12,659	$13,767	$12,752
Jun 18	$12,734	$13,856	$12,831
Jul 18	$13,161	$14,329	$13,264
Aug 18	$13,332	$14,822	$13,440
Sep 18	$13,234	$14,856	$13,342
Oct 18	$12,220	$13,776	$12,321
Nov 18	$12,652	$14,063	$12,760
Dec 18	$11,347	$12,764	$11,445
Jan 19	$12,611	$13,855	$12,724
Feb 19	$13,144	$14,339	$13,264
Mar 19	$13,234	$14,562	$13,359
Apr 19	$13,816	$15,147	$13,950
May 19	$12,826	$14,181	$12,952
Jun 19	$13,705	$15,173	$13,845
Jul 19	$13,933	$15,403	$14,078
Aug 19	$13,620	$15,107	$13,764
Sep 19	$14,015	$15,368	$14,167
Oct 19	$14,252	$15,695	$14,409
Nov 19	$14,639	$16,290	$14,803
Dec 19	$14,927	$16,749	$15,098
Jan 20	$14,850	$16,754	$15,025
Feb 20	$13,479	$15,382	$13,640
Mar 20	$10,947	$13,304	$11,080
Apr 20	$12,297	$15,062	$12,447
May 20	$13,060	$15,870	$13,222
Jun 20	$13,211	$16,229	$13,378
Jul 20	$14,069	$17,163	$14,250
Aug 20	$14,630	$18,403	$14,821
Sep 20	$14,404	$17,728	$14,597
Oct 20	$14,286	$17,336	$14,479
Nov 20	$16,213	$19,410	$16,436
Dec 20	$16,904	$20,250	$17,141
Jan 21	$16,675	$20,130	$16,912
Feb 21	$17,460	$20,732	$17,711
Mar 21	$18,132	$21,467	$18,397
Apr 21	$19,029	$22,601	$19,311
May 21	$19,211	$22,685	$19,494
Jun 21	$19,429	$23,263	$19,715
Jul 21	$19,577	$23,703	$19,867
Aug 21	$20,107	$24,388	$20,408
Sep 21	$19,334	$23,270	$19,621
Oct 21	$20,541	$24,852	$20,848
Nov 21	$19,924	$24,506	$20,221
Dec 21	$20,752	$25,471	$21,064
Jan 22	$19,378	$23,961	$19,669
Feb 22	$19,257	$23,344	$19,546
Mar 22	$19,688	$24,114	$19,984
Apr 22	$18,269	$21,939	$18,544
May 22	$18,342	$21,891	$18,618
Jun 22	$16,554	$20,051	$16,801
Jul 22	$18,114	$21,932	$18,384
Aug 22	$17,562	$21,091	$17,823
Sep 22	$15,912	$19,132	$16,149
Oct 22	$17,252	$20,681	$17,509
Nov 22	$18,386	$21,805	$18,660
Dec 22	$17,422	$20,522	$17,682
Jan 23	$18,886	$21,925	$19,167
Feb 23	$18,371	$21,418	$18,644
Mar 23	$18,065	$22,039	$18,333
Apr 23	$17,919	$22,284	$18,185
May 23	$17,462	$22,383	$17,721
Jun 23	$18,906	$23,912	$19,188
Jul 23	$19,588	$24,748	$19,882
Aug 23	$18,882	$24,301	$19,165
Sep 23	$17,945	$23,150	$18,215
Oct 23	$17,100	$22,565	$17,358
Nov 23	$18,859	$24,686	$19,145
Dec 23	$20,247	$25,947	$20,553
Jan 24	$20,002	$26,283	$20,303
Feb 24	$21,116	$27,708	$21,433
Mar 24	$22,045	$28,603	$22,377
Apr 24	$20,926	$27,374	$21,241
May 24	$21,428	$28,667	$21,750
Jun 24	$21,311	$29,598	$21,632
Jul 24	$22,149	$30,067	$22,482
Aug 24	$22,680	$30,746	$23,022
Sep 24	$23,192	$31,392	$23,542
Oct 24	$23,029	$31,161	$23,379
Nov 24	$25,027	$33,174	$25,408
Dec 24	$23,341	$32,198	$23,695
Jan 25	$24,291	$33,206	$24,660
Feb 25	$23,813	$32,622	$24,180
Mar 25	$22,748	$30,706	$23,099
Apr 25	$22,433	$30,526	$22,779

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	7.20%	12.78%	8.41%
Morningstar US Market Index...
	11.51	15.18	11.81
Morningstar® US Mid Cap Index℠...
	7.24	12.85	8.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 992,482,886
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 386,199
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$992,482,886
Number of Portfolio Holdings...
439
Net Investment Advisory Fees...
$386,199
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
15.7%
Financials...
15.6
Information Technology...
14.5
Consumer Discretionary...
10.2
Health Care...
8.5
Utilities...
7.5
Real Estate...
7.4
Energy...
6.5
Consumer Staples...
6.3
Materials...
4.8
Communication Services...
3.0
Security	Percent of Total InvestmentsFootnote Reference(a)
MicroStrategy, Inc., Class A...
0.9%
Arthur J Gallagher & Co...
0.8
Williams Cos., Inc. (The)...
0.7
DoorDash, Inc., Class A...
0.7
Capital One Financial Corp...
0.6
Fortinet, Inc...
0.6
AutoZone, Inc...
0.6
AppLovin Corp., Class A...
0.6
Travelers Cos., Inc. (The)...
0.6
Newmont Corp...
0.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012193
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Mid-Cap Growth ETF
Trading Symbol	IMCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Mid-Cap Growth ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Growth ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 9.02%.

  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Mid Cap Broad Growth IndexSM returned 9.08%.

What contributed to performance?

The information technology sector was the largest contributor to the Fund’s return during the reporting period. Software and services stocks benefited returns, as application software and systems software names gained amid growing demand for integrated platforms that combine cybersecurity, artificial intelligence (“AI”), and cloud capabilities to address evolving business needs. Industrials stocks also contributed, particularly among aerospace and defense names. Among mid-cap defense stocks, a shift towards new markets and products such as drones, helped drive growth. Aerospace stocks gained, amid robust growth and expanded capacity in the commercial airline space. Within the financials sector, capital markets firms, including asset management and custody banks, investment banking and brokerage, and financial exchanges and data, contributed. These companies were supported by increased trading activity and solid investment banking revenues.

What detracted from performance?

Healthcare stocks weighed on the Fund’s performance during the reporting period. A combination of macroeconomic pressures and trade war threats weighed on biotechnology and life sciences firms. These firms were further pressured by political uncertainty surrounding policy changes from the new U.S. presidential administration.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Morningstar US Market Index	Morningstar® US Mid Cap Broad Growth Index℠
May 15	$10,062	$10,137	$10,064
Jun 15	$9,973	$9,955	$9,978
Jul 15	$10,134	$10,133	$10,141
Aug 15	$9,514	$9,524	$9,523
Sep 15	$9,090	$9,256	$9,099
Oct 15	$9,565	$9,992	$9,577
Nov 15	$9,600	$10,038	$9,614
Dec 15	$9,309	$9,842	$9,324
Jan 16	$8,531	$9,300	$8,544
Feb 16	$8,533	$9,296	$8,548
Mar 16	$9,246	$9,948	$9,264
Apr 16	$9,342	$10,003	$9,362
May 16	$9,555	$10,186	$9,578
Jun 16	$9,516	$10,207	$9,542
Jul 16	$9,954	$10,608	$9,983
Aug 16	$9,874	$10,631	$9,906
Sep 16	$9,898	$10,641	$9,932
Oct 16	$9,516	$10,420	$9,549
Nov 16	$9,892	$10,860	$9,924
Dec 16	$9,892	$11,066	$9,927
Jan 17	$10,270	$11,287	$10,306
Feb 17	$10,568	$11,712	$10,607
Mar 17	$10,630	$11,720	$10,672
Apr 17	$10,843	$11,843	$10,888
May 17	$11,058	$11,982	$11,106
Jun 17	$11,178	$12,080	$11,230
Jul 17	$11,397	$12,314	$11,452
Aug 17	$11,441	$12,343	$11,498
Sep 17	$11,641	$12,626	$11,702
Oct 17	$11,963	$12,910	$12,029
Nov 17	$12,364	$13,305	$12,434
Dec 17	$12,402	$13,443	$12,475
Jan 18	$13,122	$14,168	$13,204
Feb 18	$12,761	$13,645	$12,842
Mar 18	$12,810	$13,360	$12,894
Apr 18	$12,735	$13,402	$12,822
May 18	$13,249	$13,767	$13,343
Jun 18	$13,438	$13,856	$13,536
Jul 18	$13,657	$14,329	$13,761
Aug 18	$14,561	$14,822	$14,674
Sep 18	$14,485	$14,856	$14,600
Oct 18	$12,882	$13,776	$12,983
Nov 18	$13,156	$14,063	$13,262
Dec 18	$11,982	$12,764	$12,080
Jan 19	$13,328	$13,855	$13,444
Feb 19	$14,210	$14,339	$14,336
Mar 19	$14,489	$14,562	$14,621
Apr 19	$15,031	$15,147	$15,172
May 19	$14,460	$14,181	$14,598
Jun 19	$15,501	$15,173	$15,653
Jul 19	$15,735	$15,403	$15,893
Aug 19	$15,280	$15,107	$15,438
Sep 19	$15,013	$15,368	$15,170
Oct 19	$15,187	$15,695	$15,350
Nov 19	$16,026	$16,290	$16,201
Dec 19	$16,249	$16,749	$16,430
Jan 20	$16,534	$16,754	$16,722
Feb 20	$15,523	$15,382	$15,703
Mar 20	$13,477	$13,304	$13,637
Apr 20	$15,676	$15,062	$15,864
May 20	$17,526	$15,870	$17,740
Jun 20	$18,138	$16,229	$18,364
Jul 20	$19,482	$17,163	$19,746
Aug 20	$20,146	$18,403	$20,424
Sep 20	$19,840	$17,728	$20,119
Oct 20	$19,912	$17,336	$20,197
Nov 20	$22,571	$19,410	$22,900
Dec 20	$23,666	$20,250	$24,017
Jan 21	$23,607	$20,130	$23,962
Feb 21	$23,992	$20,732	$24,358
Mar 21	$23,353	$21,467	$23,715
Apr 21	$24,691	$22,601	$25,074
May 21	$24,468	$22,685	$24,852
Jun 21	$25,614	$23,263	$26,014
Jul 21	$26,134	$23,703	$26,546
Aug 21	$26,929	$24,388	$27,358
Sep 21	$25,620	$23,270	$26,027
Oct 21	$27,607	$24,852	$28,048
Nov 21	$26,692	$24,506	$27,116
Dec 21	$27,307	$25,471	$27,742
Jan 22	$24,139	$23,961	$24,524
Feb 22	$23,766	$23,344	$24,146
Mar 22	$23,996	$24,114	$24,381
Apr 22	$21,590	$21,939	$21,936
May 22	$21,138	$21,891	$21,478
Jun 22	$19,419	$20,051	$19,732
Jul 22	$21,595	$21,932	$21,942
Aug 22	$20,792	$21,091	$21,126
Sep 22	$18,867	$19,132	$19,170
Oct 22	$20,145	$20,681	$20,469
Nov 22	$21,465	$21,805	$21,811
Dec 22	$20,248	$20,522	$20,575
Jan 23	$22,083	$21,925	$22,440
Feb 23	$21,659	$21,418	$22,008
Mar 23	$21,681	$22,039	$22,031
Apr 23	$21,267	$22,284	$21,611
May 23	$21,299	$22,383	$21,642
Jun 23	$23,008	$23,912	$23,380
Jul 23	$23,752	$24,748	$24,137
Aug 23	$22,923	$24,301	$23,296
Sep 23	$21,620	$23,150	$21,972
Oct 23	$20,420	$22,565	$20,752
Nov 23	$22,699	$24,686	$23,071
Dec 23	$24,463	$25,947	$24,863
Jan 24	$24,267	$26,283	$24,664
Feb 24	$26,068	$27,708	$26,497
Mar 24	$26,868	$28,603	$27,311
Apr 24	$25,275	$27,374	$25,693
May 24	$25,672	$28,667	$26,095
Jun 24	$25,814	$29,598	$26,240
Jul 24	$26,409	$30,067	$26,843
Aug 24	$27,054	$30,746	$27,502
Sep 24	$27,844	$31,392	$28,307
Oct 24	$27,753	$31,161	$28,216
Nov 24	$30,698	$33,174	$31,214
Dec 24	$28,864	$32,198	$29,348
Jan 25	$30,371	$33,206	$30,884
Feb 25	$29,225	$32,622	$29,719
Mar 25	$27,359	$30,706	$27,823
Apr 25	$27,556	$30,526	$28,026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	9.02%	11.94%	10.67%
Morningstar US Market Index...
	11.51	15.18	11.81
Morningstar® US Mid Cap Broad Growth Index℠...
	9.08	12.06	10.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,498,286,026
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 1,368,237
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,498,286,026
Number of Portfolio Holdings...
299
Net Investment Advisory Fees...
$1,368,237
Portfolio Turnover Rate...
35%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
22.4%
Information Technology...
21.2
Consumer Discretionary...
13.3
Financials...
13.1
Health Care...
9.5
Real Estate...
5.5
Consumer Staples...
4.1
Communication Services...
3.8
Materials...
2.6
Utilities...
2.3
Energy...
2.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Arthur J Gallagher & Co...
1.4%
DoorDash, Inc., Class A...
1.3
Fortinet, Inc...
1.2
MicroStrategy, Inc., Class A...
1.2
AutoZone, Inc...
1.2
AppLovin Corp., Class A...
1.1
Roper Technologies, Inc...
1.1
Autodesk, Inc...
1.1
Howmet Aerospace, Inc...
1.0
Hilton Worldwide Holdings, Inc...
1.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012197
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Small-Cap Growth ETF
Trading Symbol	ISCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Small-Cap Growth ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Growth ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 3.57%.

  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Small Cap Broad Growth Extended IndexSM returned 3.52%.

What contributed to performance?

Small-cap financials were the largest contributor to the Fund’s performance during the reporting period. Within the capital markets space, companies that include asset management and custody banks, investment banking and brokerage, and financial exchanges and data, were supported by increased trading activity and solid investment banking revenues. Insurance companies also gained, as property and casualty firms experienced a surge in premium growth and a favorable underwriting environment. Among small-cap healthcare stocks, a biopharmaceutical company focused on the development of central nervous system disorders, gained as it was acquired by a larger pharmaceutical firm.

What detracted from performance?

Energy stocks modestly detracted from the Fund’s return during the reporting period. Energy equipment and services companies were pressured by falling crude prices, reduced profit margins and investor confidence. Within the information technology sector, small-cap semiconductors and semiconductor equipment names detracted. While demand for artificial intelligence chips surged, semiconductor companies exposed to PCs, smartphones, industrial, and automotive sectors faced significant challenges. Weak end-market demand in these segments, coupled with excess inventory from prior overproduction, pressured sales and margins. Geopolitical factors, such as U.S.-China trade restrictions and tariffs further constrained growth by limiting access to key international markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Morningstar US Market Index	Morningstar® US Small Cap Broad Growth Extended Index℠
May 15	$10,315	$10,137	$10,316
Jun 15	$10,429	$9,955	$10,431
Jul 15	$10,520	$10,133	$10,520
Aug 15	$9,765	$9,524	$9,767
Sep 15	$9,255	$9,256	$9,244
Oct 15	$9,764	$9,992	$9,747
Nov 15	$10,081	$10,038	$10,064
Dec 15	$9,658	$9,842	$9,641
Jan 16	$8,614	$9,300	$8,599
Feb 16	$8,603	$9,296	$8,588
Mar 16	$9,276	$9,948	$9,261
Apr 16	$9,427	$10,003	$9,411
May 16	$9,716	$10,186	$9,703
Jun 16	$9,739	$10,207	$9,728
Jul 16	$10,347	$10,608	$10,335
Aug 16	$10,388	$10,631	$10,377
Sep 16	$10,425	$10,641	$10,415
Oct 16	$9,789	$10,420	$9,781
Nov 16	$10,503	$10,860	$10,496
Dec 16	$10,573	$11,066	$10,568
Jan 17	$10,867	$11,287	$10,863
Feb 17	$11,108	$11,712	$11,105
Mar 17	$11,178	$11,720	$11,177
Apr 17	$11,322	$11,843	$11,323
May 17	$11,472	$11,982	$11,474
Jun 17	$11,792	$12,080	$11,798
Jul 17	$11,945	$12,314	$11,953
Aug 17	$11,932	$12,343	$11,942
Sep 17	$12,423	$12,626	$12,434
Oct 17	$12,811	$12,910	$12,827
Nov 17	$13,089	$13,305	$13,107
Dec 17	$13,056	$13,443	$13,080
Jan 18	$13,580	$14,168	$13,602
Feb 18	$13,224	$13,645	$13,243
Mar 18	$13,506	$13,360	$13,526
Apr 18	$13,445	$13,402	$13,470
May 18	$14,358	$13,767	$14,387
Jun 18	$14,560	$13,856	$14,593
Jul 18	$14,695	$14,329	$14,730
Aug 18	$15,870	$14,822	$15,912
Sep 18	$15,660	$14,856	$15,704
Oct 18	$13,665	$13,776	$13,705
Nov 18	$13,857	$14,063	$13,900
Dec 18	$12,300	$12,764	$12,337
Jan 19	$13,859	$13,855	$13,905
Feb 19	$14,721	$14,339	$14,771
Mar 19	$14,682	$14,562	$14,735
Apr 19	$15,105	$15,147	$15,163
May 19	$14,038	$14,181	$14,094
Jun 19	$15,038	$15,173	$15,099
Jul 19	$15,349	$15,403	$15,412
Aug 19	$14,834	$15,107	$14,896
Sep 19	$14,366	$15,368	$14,427
Oct 19	$14,707	$15,695	$14,771
Nov 19	$15,593	$16,290	$15,662
Dec 19	$15,672	$16,749	$15,742
Jan 20	$15,645	$16,754	$15,721
Feb 20	$14,683	$15,382	$14,757
Mar 20	$12,301	$13,304	$12,366
Apr 20	$14,151	$15,062	$14,221
May 20	$15,683	$15,870	$15,761
Jun 20	$16,342	$16,229	$16,427
Jul 20	$17,200	$17,163	$17,286
Aug 20	$17,860	$18,403	$17,952
Sep 20	$17,539	$17,728	$17,634
Oct 20	$18,030	$17,336	$18,133
Nov 20	$20,477	$19,410	$20,596
Dec 20	$22,455	$20,250	$22,592
Jan 21	$23,464	$20,130	$23,609
Feb 21	$23,508	$20,732	$23,657
Mar 21	$22,197	$21,467	$22,332
Apr 21	$22,904	$22,601	$23,043
May 21	$22,323	$22,685	$22,464
Jun 21	$23,029	$23,263	$23,178
Jul 21	$22,380	$23,703	$22,525
Aug 21	$22,864	$24,388	$23,017
Sep 21	$21,925	$23,270	$22,075
Oct 21	$23,065	$24,852	$23,220
Nov 21	$21,791	$24,506	$21,937
Dec 21	$22,159	$25,471	$22,310
Jan 22	$19,457	$23,961	$19,588
Feb 22	$19,439	$23,344	$19,569
Mar 22	$19,743	$24,114	$19,871
Apr 22	$17,555	$21,939	$17,666
May 22	$17,118	$21,891	$17,223
Jun 22	$15,822	$20,051	$15,925
Jul 22	$17,554	$21,932	$17,667
Aug 22	$17,142	$21,091	$17,246
Sep 22	$15,562	$19,132	$15,655
Oct 22	$16,847	$20,681	$16,946
Nov 22	$17,258	$21,805	$17,358
Dec 22	$16,253	$20,522	$16,344
Jan 23	$18,076	$21,925	$18,168
Feb 23	$17,874	$21,418	$17,961
Mar 23	$17,600	$22,039	$17,681
Apr 23	$17,300	$22,284	$17,377
May 23	$17,378	$22,383	$17,454
Jun 23	$18,759	$23,912	$18,842
Jul 23	$19,608	$24,748	$19,694
Aug 23	$18,778	$24,301	$18,858
Sep 23	$17,544	$23,150	$17,615
Oct 23	$16,335	$22,565	$16,397
Nov 23	$17,951	$24,686	$18,017
Dec 23	$19,966	$25,947	$20,039
Jan 24	$19,345	$26,283	$19,412
Feb 24	$20,651	$27,708	$20,722
Mar 24	$21,211	$28,603	$21,283
Apr 24	$19,820	$27,374	$19,889
May 24	$20,709	$28,667	$20,782
Jun 24	$20,710	$29,598	$20,783
Jul 24	$21,948	$30,067	$22,023
Aug 24	$21,981	$30,746	$22,056
Sep 24	$22,364	$31,392	$22,439
Oct 24	$22,196	$31,161	$22,269
Nov 24	$24,536	$33,174	$24,615
Dec 24	$22,649	$32,198	$22,721
Jan 25	$23,551	$33,206	$23,628
Feb 25	$22,196	$32,622	$22,266
Mar 25	$20,665	$30,706	$20,729
Apr 25	$20,527	$30,526	$20,590

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.57%	7.72%	7.46%
Morningstar US Market Index...
	11.51	15.18	11.81
Morningstar® US Small Cap Broad Growth Extended Index℠...
	3.52	7.68	7.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 603,813,289
Holdings Count | Holding	961
Advisory Fees Paid, Amount	$ 365,795
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$603,813,289
Number of Portfolio Holdings...
961
Net Investment Advisory Fees...
$365,795
Portfolio Turnover Rate...
42%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
23.6%
Health Care...
18.0
Information Technology...
17.0
Consumer Discretionary...
11.4
Financials...
10.8
Real Estate...
5.3
Materials...
4.3
Communication Services...
3.5
Consumer Staples...
3.4
Energy...
2.0
Utilities...
0.7
Security	Percent of Total InvestmentsFootnote Reference(a)
Duolingo, Inc., Class A...
0.7%
SoFi Technologies, Inc...
0.6
Insmed, Inc...
0.6
Royal Gold, Inc...
0.6
Encompass Health Corp...
0.5
TKO Group Holdings, Inc., Class A...
0.5
Affirm Holdings, Inc., Class A...
0.5
Exelixis, Inc...
0.5
ITT, Inc...
0.5
Penumbra, Inc...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012198
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Small-Cap Value ETF
Trading Symbol	ISCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Small-Cap Value ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Value ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 1.28%.

  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Small Cap Broad Value Extended IndexSM returned 1.34%.

What contributed to performance?

Value-oriented small-capitalization financials stocks registered solid performance during the reporting period, contributing to the Fund’s return. Overall, these firms were supported by robust earnings, growing trading volumes, and the prospects of a loosening regulatory regime under the new presidential administration. Regional banks witnessed increases in loan growth, asset-management revenue, and capital market activity. Insurance companies also contributed, as property and casualty firms experienced a surge in premium growth and a favorable underwriting environment. Utilities stocks also benefited performance, driven primarily by a substantial rise in electricity demand. This increase in power consumption was largely fueled by the rapid expansion of data centers and the accelerated adoption of artificial intelligence (“AI”) technologies, both of which require significant computational power and energy.

What detracted from performance?

Energy stocks faced several headwinds during the reporting period. The oil and gas environment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies and trade uncertainty. In this landscape, the largest detractor from the Fund’s return were companies within the oil and gas exploration and production subsector, pressured by falling crude prices, which reduced profit margins and investor confidence. Consumer discretionary stocks also detracted, weighed down by weak performance from the consumer durables segment.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Morningstar US Market Index	Morningstar® US Small Cap Broad Value Extended Index℠
May 15	$10,035	$10,137	$10,035
Jun 15	$9,845	$9,955	$9,846
Jul 15	$9,669	$10,133	$9,671
Aug 15	$9,241	$9,524	$9,244
Sep 15	$8,865	$9,256	$8,869
Oct 15	$9,404	$9,992	$9,411
Nov 15	$9,623	$10,038	$9,632
Dec 15	$9,106	$9,842	$9,114
Jan 16	$8,474	$9,300	$8,474
Feb 16	$8,628	$9,296	$8,629
Mar 16	$9,520	$9,948	$9,523
Apr 16	$9,758	$10,003	$9,762
May 16	$9,828	$10,186	$9,834
Jun 16	$9,765	$10,207	$9,771
Jul 16	$10,224	$10,608	$10,237
Aug 16	$10,406	$10,631	$10,423
Sep 16	$10,504	$10,641	$10,518
Oct 16	$10,153	$10,420	$10,168
Nov 16	$11,398	$10,860	$11,418
Dec 16	$11,640	$11,066	$11,663
Jan 17	$11,793	$11,287	$11,818
Feb 17	$11,972	$11,712	$12,001
Mar 17	$11,802	$11,720	$11,833
Apr 17	$11,766	$11,843	$11,797
May 17	$11,259	$11,982	$11,290
Jun 17	$11,567	$12,080	$11,602
Jul 17	$11,705	$12,314	$11,741
Aug 17	$11,445	$12,343	$11,485
Sep 17	$12,109	$12,626	$12,154
Oct 17	$12,098	$12,910	$12,148
Nov 17	$12,488	$13,305	$12,544
Dec 17	$12,581	$13,443	$12,642
Jan 18	$12,722	$14,168	$12,787
Feb 18	$11,900	$13,645	$11,959
Mar 18	$11,925	$13,360	$11,987
Apr 18	$12,028	$13,402	$12,096
May 18	$12,633	$13,767	$12,708
Jun 18	$12,730	$13,856	$12,808
Jul 18	$12,984	$14,329	$13,067
Aug 18	$13,244	$14,822	$13,333
Sep 18	$12,958	$14,856	$13,046
Oct 18	$11,799	$13,776	$11,881
Nov 18	$11,966	$14,063	$12,051
Dec 18	$10,467	$12,764	$10,542
Jan 19	$11,775	$13,855	$11,863
Feb 19	$12,130	$14,339	$12,226
Mar 19	$11,764	$14,562	$11,857
Apr 19	$12,248	$15,147	$12,350
May 19	$11,085	$14,181	$11,179
Jun 19	$11,781	$15,173	$11,883
Jul 19	$11,828	$15,403	$11,935
Aug 19	$10,983	$15,107	$11,096
Sep 19	$11,551	$15,368	$11,674
Oct 19	$11,752	$15,695	$11,878
Nov 19	$12,101	$16,290	$12,234
Dec 19	$12,506	$16,749	$12,647
Jan 20	$11,934	$16,754	$12,071
Feb 20	$10,679	$15,382	$10,807
Mar 20	$7,539	$13,304	$7,629
Apr 20	$8,690	$15,062	$8,796
May 20	$9,060	$15,870	$9,171
Jun 20	$9,175	$16,229	$9,296
Jul 20	$9,352	$17,163	$9,477
Aug 20	$9,844	$18,403	$9,979
Sep 20	$9,442	$17,728	$9,574
Oct 20	$9,779	$17,336	$9,918
Nov 20	$11,767	$19,410	$11,939
Dec 20	$12,589	$20,250	$12,774
Jan 21	$12,799	$20,130	$12,990
Feb 21	$14,236	$20,732	$14,451
Mar 21	$15,123	$21,467	$15,354
Apr 21	$15,720	$22,601	$15,952
May 21	$16,197	$22,685	$16,443
Jun 21	$15,895	$23,263	$16,129
Jul 21	$15,395	$23,703	$15,615
Aug 21	$15,714	$24,388	$15,944
Sep 21	$15,442	$23,270	$15,671
Oct 21	$15,974	$24,852	$16,210
Nov 21	$15,504	$24,506	$15,735
Dec 21	$16,260	$25,471	$16,504
Jan 22	$15,619	$23,961	$15,856
Feb 22	$15,908	$23,344	$16,149
Mar 22	$16,130	$24,114	$16,376
Apr 22	$15,061	$21,939	$15,293
May 22	$15,437	$21,891	$15,675
Jun 22	$13,886	$20,051	$14,098
Jul 22	$15,234	$21,932	$15,467
Aug 22	$14,721	$21,091	$14,944
Sep 22	$13,189	$19,132	$13,389
Oct 22	$14,890	$20,681	$15,119
Nov 22	$15,579	$21,805	$15,821
Dec 22	$14,554	$20,522	$14,780
Jan 23	$16,131	$21,925	$16,377
Feb 23	$15,733	$21,418	$15,970
Mar 23	$14,674	$22,039	$14,886
Apr 23	$14,429	$22,284	$14,636
May 23	$13,936	$22,383	$14,133
Jun 23	$15,259	$23,912	$15,476
Jul 23	$16,343	$24,748	$16,575
Aug 23	$15,567	$24,301	$15,785
Sep 23	$14,747	$23,150	$14,954
Oct 23	$13,835	$22,565	$14,028
Nov 23	$15,149	$24,686	$15,359
Dec 23	$16,947	$25,947	$17,184
Jan 24	$16,273	$26,283	$16,500
Feb 24	$16,710	$27,708	$16,943
Mar 24	$17,604	$28,603	$17,855
Apr 24	$16,427	$27,374	$16,662
May 24	$17,184	$28,667	$17,431
Jun 24	$16,751	$29,598	$16,995
Jul 24	$18,407	$30,067	$18,678
Aug 24	$18,241	$30,746	$18,510
Sep 24	$18,450	$31,392	$18,723
Oct 24	$18,282	$31,161	$18,554
Nov 24	$20,049	$33,174	$20,347
Dec 24	$18,503	$32,198	$18,778
Jan 25	$19,091	$33,206	$19,378
Feb 25	$18,426	$32,622	$18,702
Mar 25	$17,402	$30,706	$17,665
Apr 25	$16,638	$30,526	$16,886

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.28%	13.87%	5.22%
Morningstar US Market Index...
	11.51	15.18	11.81
Morningstar® US Small Cap Broad Value Extended Index℠...
	1.34	13.93	5.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 419,324,586
Holdings Count | Holding	1,115
Advisory Fees Paid, Amount	$ 257,001
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$419,324,586
Number of Portfolio Holdings...
1,115
Net Investment Advisory Fees...
$257,001
Portfolio Turnover Rate...
38%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.1%
Consumer Discretionary...
16.0
Industrials...
13.5
Real Estate...
7.3
Health Care...
6.0
Information Technology...
5.8
Utilities...
5.5
Materials...
5.5
Energy...
5.4
Consumer Staples...
4.0
Communication Services...
3.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Tapestry, Inc...
0.7%
Rivian Automotive, Inc., Class A...
0.5
Annaly Capital Management, Inc...
0.5
Pinnacle West Capital Corp...
0.5
Globe Life, Inc...
0.5
Essential Utilities, Inc...
0.5
LKQ Corp...
0.5
Assurant, Inc...
0.5
Molson Coors Beverage Co., Class B...
0.5
Talen Energy Corp...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012079
Shareholder Report [Line Items]
Fund Name	iShares Select U.S. REIT ETF
Trading Symbol	ICF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Select U.S. REIT ETF (the “Fund”) (Formerly known as iShares Cohen & Steers REIT ETF) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select U.S. REIT ETF	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 17.84%.

  For the same period, the S&P Total Market Index returned 11.25% and the Cohen & Steers Realty Majors Index returned 18.26%.

What contributed to performance?

Real estate investment trusts (“REITs”) gained during the reporting period, supported by solid economic growth, attractive dividend yields and as the U.S. Federal Reserve began to lower interest rates. Specialized REITs, which include telecom tower and data center REITs, were the largest contributors to the Fund’s return. Telecom tower REITs own and lease cell phone towers that support wireless networks and have benefited from a growing demand for data and connectivity. Data center REITs own and lease facilities that are purpose-built to support the massive computational and storage needs of artificial intelligence (“AI”), cloud computing, and digital services, making them critical infrastructure as AI adoption accelerates. Buoyed by an aging population, healthcare REITs were also significant contributors, as increasing demand for senior living and long-term healthcare facilities drove occupancy and rent growth. Retail REITs gained amid increased consumer spending, while multi-family residential REITs were supported by recovering rent growth, supported by favorable demographics, steady job growth, and the high cost of homeownership, which made renting more attractive.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Total Market Index	Cohen & Steers Realty Majors Index
May 15	$9,977	$10,140	$9,979
Jun 15	$9,500	$9,967	$9,504
Jul 15	$10,106	$10,132	$10,114
Aug 15	$9,532	$9,524	$9,540
Sep 15	$9,900	$9,243	$9,913
Oct 15	$10,427	$9,971	$10,445
Nov 15	$10,384	$10,027	$10,404
Dec 15	$10,718	$9,824	$10,744
Jan 16	$10,327	$9,266	$10,353
Feb 16	$10,198	$9,263	$10,226
Mar 16	$11,268	$9,915	$11,306
Apr 16	$10,922	$9,976	$10,962
May 16	$11,160	$10,155	$11,204
Jun 16	$11,912	$10,174	$11,965
Jul 16	$12,300	$10,579	$12,358
Aug 16	$11,816	$10,608	$11,874
Sep 16	$11,621	$10,627	$11,682
Oct 16	$10,949	$10,394	$11,006
Nov 16	$10,703	$10,855	$10,761
Dec 16	$11,208	$11,067	$11,273
Jan 17	$11,178	$11,282	$11,246
Feb 17	$11,582	$11,698	$11,657
Mar 17	$11,321	$11,708	$11,397
Apr 17	$11,313	$11,830	$11,392
May 17	$11,351	$11,950	$11,434
Jun 17	$11,565	$12,060	$11,654
Jul 17	$11,675	$12,288	$11,768
Aug 17	$11,668	$12,310	$11,764
Sep 17	$11,593	$12,611	$11,691
Oct 17	$11,491	$12,884	$11,591
Nov 17	$11,802	$13,275	$11,908
Dec 17	$11,764	$13,409	$11,873
Jan 18	$11,304	$14,120	$11,412
Feb 18	$10,496	$13,597	$10,599
Mar 18	$10,932	$13,328	$11,041
Apr 18	$11,010	$13,375	$11,124
May 18	$11,287	$13,753	$11,407
Jun 18	$11,798	$13,844	$11,927
Jul 18	$11,908	$14,307	$12,042
Aug 18	$12,236	$14,804	$12,377
Sep 18	$11,920	$14,828	$12,061
Oct 18	$11,743	$13,730	$11,885
Nov 18	$12,407	$14,005	$12,561
Dec 18	$11,475	$12,699	$11,622
Jan 19	$12,702	$13,792	$12,866
Feb 19	$12,871	$14,276	$13,041
Mar 19	$13,423	$14,482	$13,603
Apr 19	$13,400	$15,058	$13,585
May 19	$13,545	$14,086	$13,736
Jun 19	$13,688	$15,074	$13,885
Jul 19	$13,894	$15,295	$14,097
Aug 19	$14,473	$14,987	$14,689
Sep 19	$14,654	$15,245	$14,877
Oct 19	$14,624	$15,569	$14,851
Nov 19	$14,390	$16,158	$14,617
Dec 19	$14,399	$16,623	$14,631
Jan 20	$14,589	$16,602	$14,828
Feb 20	$13,609	$15,243	$13,836
Mar 20	$11,356	$13,138	$11,550
Apr 20	$12,314	$14,880	$12,529
May 20	$12,417	$15,679	$12,648
Jun 20	$12,597	$16,041	$12,835
Jul 20	$13,137	$16,947	$13,388
Aug 20	$13,153	$18,165	$13,408
Sep 20	$12,795	$17,496	$13,047
Oct 20	$12,376	$17,124	$12,624
Nov 20	$13,341	$19,216	$13,612
Dec 20	$13,619	$20,079	$13,900
Jan 21	$13,564	$20,013	$13,848
Feb 21	$13,814	$20,655	$14,107
Mar 21	$14,670	$21,374	$14,984
Apr 21	$15,898	$22,471	$16,244
May 21	$16,084	$22,573	$16,438
Jun 21	$16,664	$23,145	$17,037
Jul 21	$17,477	$23,543	$17,873
Aug 21	$17,906	$24,217	$18,317
Sep 21	$16,739	$23,118	$17,128
Oct 21	$18,001	$24,670	$18,422
Nov 21	$17,847	$24,307	$18,272
Dec 21	$19,611	$25,230	$20,083
Jan 22	$17,927	$23,715	$18,364
Feb 22	$17,036	$23,119	$17,455
Mar 22	$18,359	$23,868	$18,815
Apr 22	$17,700	$21,715	$18,145
May 22	$16,851	$21,672	$17,280
Jun 22	$15,767	$19,849	$16,174
Jul 22	$17,065	$21,711	$17,510
Aug 22	$16,069	$20,891	$16,493
Sep 22	$14,053	$18,944	$14,428
Oct 22	$14,304	$20,490	$14,689
Nov 22	$15,229	$21,571	$15,643
Dec 22	$14,492	$20,303	$14,891
Jan 23	$15,899	$21,719	$16,341
Feb 23	$14,935	$21,216	$15,354
Mar 23	$14,759	$21,774	$15,179
Apr 23	$14,813	$21,992	$15,239
May 23	$14,112	$22,088	$14,521
Jun 23	$14,833	$23,601	$15,266
Jul 23	$15,068	$24,451	$15,511
Aug 23	$14,547	$23,972	$14,979
Sep 23	$13,541	$22,825	$13,947
Oct 23	$13,183	$22,210	$13,583
Nov 23	$14,819	$24,294	$15,276
Dec 23	$15,997	$25,594	$16,495
Jan 24	$15,275	$25,877	$15,756
Feb 24	$15,608	$27,283	$16,106
Mar 24	$15,795	$28,165	$16,302
Apr 24	$14,562	$26,924	$15,034
May 24	$15,354	$28,201	$15,859
Jun 24	$15,760	$29,077	$16,283
Jul 24	$16,696	$29,612	$17,255
Aug 24	$17,758	$30,246	$18,358
Sep 24	$18,282	$30,868	$18,904
Oct 24	$17,652	$30,649	$18,258
Nov 24	$18,343	$32,690	$18,978
Dec 24	$16,844	$31,704	$17,432
Jan 25	$16,963	$32,677	$17,560
Feb 25	$17,710	$32,059	$18,338
Mar 25	$17,287	$30,161	$17,905
Apr 25	$17,160	$29,953	$17,779

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	17.84%	6.86%	5.55%
S&P Total Market Index...
	11.25	15.02	11.59
Cohen & Steers Realty Majors Index...
	18.26	7.25	5.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,946,095,967
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,648,432
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,946,095,967
Number of Portfolio Holdings...
32
Net Investment Advisory Fees...
$6,648,432
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
46.4%
Residential REITs...
19.2
Retail REITs...
13.9
Health Care REITs...
10.0
Industrial REITs...
8.0
Hotel & Resort REITs...
1.3
Office REITs...
1.2
Security	Percent of Total InvestmentsFootnote Reference(a)
American Tower Corp...
9.7%
Welltower, Inc...
8.7
Equinix, Inc...
7.5
Prologis, Inc...
7.1
Digital Realty Trust, Inc...
5.1
Crown Castle, Inc...
5.1
Simon Property Group, Inc...
5.0
Realty Income Corp...
4.9
Public Storage...
4.5
VICI Properties, Inc...
3.8

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Effective April 17, 2025, the name of the Fund was changed from iShares Cohen & Steers REIT ETF to iShares Select U.S. REIT ETF.